DERIVATIVES (Details) (USD $)		12 Months Ended		12 Months Ended
	Sep. 30, 2008 Interest-rate swap contracts item	Sep. 30, 2013 Interest-rate swap contract, Bank and loan customer	Sep. 30, 2008 Interest-rate swap contract, Bank and loan customer	Sep. 30, 2013 Interest-rate swap contract, Major securities broker	Sep. 30, 2008 Interest-rate swap contract, Major securities broker	Sep. 30, 2013 Unexpired interest rate lock commitments	Sep. 30, 2012 Unexpired interest rate lock commitments
DERIVATIVES
Notional amount						$ 68,600,000	$ 179,600,000
Number of interest rate swaps contracts entered into by the entity	2
Notional value of interest rate swap contracts	28,000,000		14,000,000		14,000,000
Value of variable-rate commercial loan relationship supported by derivative contracts	$ 14,000,000
Derivative fixed interest rate (as a percent)		6.58%		6.58%
Derivative variable rate basis		one-month LIBOR		one-month LIBOR
Derivative basis spread on variable rate (as a percent)		2.30%		2.30%